Contingencies and Commitments - Additional Information (Detail)	Dec. 31, 2018 CNY (¥)
Contingent liabilities [member]
Disclosure of contingent liabilities [Line Items]
Contingent liabilities	¥ 0
Financial guarantees [member]
Disclosure of contingent liabilities [Line Items]
Contingent liabilities	¥ 0